Reconciliation of Earnings Per Share Calculations (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary of Reconciliation of earnings per share calculations

Year ended December 31, 2022	Net loss	Weighted average shares outstanding	Per share

Basic	$(100,943)	97,045,917	$(1.04)

Dilutive effect of stock option conversion	-	-	-

Diluted	$(100,943)	97,045,917	$(1.04)

Year ended December 31, 2021	Net loss	Weighted average shares outstanding	Per share

Basic	$(18,455)	89,678,845	$(0.21)

Dilutive effect of stock option conversion	-	-	-

Diluted	$(18,455)	89,678,845	$(0.21)